Offerings - Offering: 1	Apr. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27.62